Note 11 - Supplement Disclosures With Respect to Cash Flows	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
11.	SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

During the nine-month period ended December 31, 2024, significant non-cash investing and financing transactions included:

a)	included in accounts payable and accrued liabilities was $377,925 related to exploration and evaluation assets;
b)	issued 1,836,416 common shares with a fair value of $6,866,449 for the acquisition of exploration and evaluation assets; and
c)	issued 162,781 agent warrants valued at $201,500 relating to private placements.

During the nine-month period ended December 31, 2023, significant non-cash investing and financing transactions included:

a)	included in accounts payable and accrued liabilities was $341,831 related to exploration and evaluation assets;
b)	issued 29,900 common shares with a fair value of $235,600 for the acquisition of exploration and evaluation assets;
c)	issued 40,000 underwriter/agent warrants valued at $270,400 for the public offering in the United States; and
d)	issued 30,900 common shares at a value of $187,872 to non-related consulting firm for services.

During the year ended March 31, 2024, significant non-cash investing and financing transactions included:

a)	included in accounts payable and accrued liabilities was $670,068 related to exploration and evaluation assets;
b)	issued 29,900 common shares with a fair value of $235,600 for the acquisition of exploration and evaluation assets;
c)	issued 40,000 underwriter/agent warrants valued at $270,400 for the public offering in the United States; and
d)	issued 30,900 common shares at a value of $187,872 to non-related consulting firm for services.